OTHER COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Total rental expense	$ 174,000	$ 151,000